UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10333

Name of Fund: BlackRock Municipal Income Investment Trust (BBF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Investment Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2014

Date of reporting period: 10/31/2013

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2013 (Unaudited)	BlackRock Municipal Income Investment Trust (BBF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 0.3%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	$275	$268,801

Alaska — 0.2%
Northern Tobacco Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/46	330	227,017

California — 13.2%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	1,315	1,408,391
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	890	969,984
California State Public Works Board, LRB, Department of Corrections and Rehabilitation, Series F, 5.25%, 9/01/33	400	423,600
Grossmont Union High School District, GO, Election of 2008, Series B, 4.75%, 8/01/45	850	852,865
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	775	870,046
Los Angeles Department of Water & Power, RB, Sub-Series A-1, 5.25%, 7/01/38	1,750	1,857,783
Sacramento California Municipal Utility District, RB, Series A, 5.00%, 8/15/37	745	777,780
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	1,600	1,754,944
State of California, GO, Various Purposes, 6.00%, 3/01/33	1,275	1,490,870
University of California Medical Center, Refunding RB, Series J, 5.25%, 5/15/38	1,780	1,867,095

		12,273,358

Colorado — 2.4%
City & County of Denver Colorado Airport System, ARB, Subordinate System, Series B, 5.25%, 11/15/32	1,000	1,049,310

Municipal Bonds	Par (000)	Value

Colorado (concluded)
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiative, Series A, 5.50%, 7/01/34	$1,095	$1,199,244

		2,248,554

Florida — 8.4%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	265	283,155
County of Miami-Dade Florida, RB, Seaport, Series A, 6.00%, 10/01/38	3,800	4,159,442
County of Miami-Dade Florida Transit System Sales Surtax, Refunding RB, 5.00%, 7/01/42	490	497,546
County of Miami-Dade Florida Water & Sewer System, Refunding RB, Series B, 5.25%, 10/01/29	1,400	1,524,110
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	570	611,679
Watergrass Community Development District, Special Assessment Bonds, Series B, 5.13%, 11/01/14	860	746,093

		7,822,025

Georgia — 2.0%
Municipal Electric Authority of Georgia, Refunding RB, Project One, Sub-Series D, 6.00%, 1/01/23	1,565	1,840,847

Illinois — 16.1%
Chicago Illinois Transit Authority, RB:
5.25%, 12/01/31	1,060	1,105,304
Sales Tax Receipts, 5.25%, 12/01/36	310	317,989
City of Chicago Illinois, GARB, O’Hare International Airport, Third Lien, Series C, 6.50%, 1/01/41	2,955	3,323,016
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	385	401,852
County of Cook Illinois Community College District No. 508, GO:
5.25%, 12/01/43	2,200	2,217,028
City College of Chicago, 5.50%, 12/01/38	380	398,878

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	OCTOBER 31, 2013	1

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Illinois (concluded)
Illinois Finance Authority, RB:
Carle Foundation, Series A, 6.00%, 8/15/41	$1,000	$1,081,180
Rush University Medical Center Obligation Group, Series B, 7.25%, 11/01/30	1,600	1,884,128
Illinois Finance Authority, Refunding RB, Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	1,900	2,128,760
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	690	758,731
6.00%, 6/01/28	195	209,079
State of Illinois, GO, Various Purposes:
5.50%, 7/01/33	1,000	1,020,970
5.50%, 7/01/38	210	210,764

		15,057,679

Indiana — 2.6%
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	2,210	2,454,603

Kansas — 1.9%
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series C, 5.50%, 11/15/29	1,600	1,747,328

Kentucky — 0.6%
Louisville & Jefferson County Metropolitan Government Parking Authority, RB, Series A, 5.75%, 12/01/34	500	570,080

Louisiana — 2.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Projects, Series A-1, 6.50%, 11/01/35	715	769,826
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/28	560	583,330

Municipal Bonds	Par (000)	Value

Louisiana (concluded)
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A (concluded):
5.50%, 5/15/29	$600	$619,464

		1,972,620

Maine — 1.5%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 7/01/32	1,270	1,424,483

Massachusetts — 2.8%
Massachusetts Health & Educational Facilities Authority, RB, Tufts University, Series O, 5.38%, 8/15/38	1,000	1,098,140
Massachusetts School Building Authority, RB, Senior Series B, 5.00%, 10/15/41	1,490	1,556,558

		2,654,698

Michigan — 3.5%
City of Lansing Michigan, RB, Board of Water & Light, Series A, 5.50%, 7/01/41	915	981,072
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.00%, 10/15/38	1,000	1,114,770
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	995	1,196,866

		3,292,708

Mississippi — 2.1%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	750	896,947
Mississippi State University Educational Building Corp., Refunding RB, 5.25%, 8/01/38	1,000	1,074,120

		1,971,067

Nevada — 4.0%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	1,600	1,749,504

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	OCTOBER 31, 2013	2

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

County of Clark Nevada Airport System, ARB, Series B, 5.75%, 7/01/42	$1,825	$1,985,089

		3,734,593

New Jersey — 6.8%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,140	1,188,997
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.88%, 12/15/38	1,295	1,447,175
Series A, 5.50%, 6/15/41	1,000	1,052,660
Series AA, 5.50%, 6/15/39	1,485	1,589,084
Rutgers The State University of New Jersey, Refunding RB:
Series J, 5.00%, 5/01/32	625	678,113
Series L, 5.00%, 5/01/32	385	417,717

		6,373,746

New York — 5.5%
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	1,000	1,059,300
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	605	640,919
New York State Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	3,250	3,442,887

		5,143,106

Ohio — 3.8%
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	1,565	1,594,563
Ohio Higher Educational Facility Commission, Refunding RB, Kenyon College Project, 5.00%, 7/01/37	140	142,787
Ohio State Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/30	790	852,576
5.25%, 2/15/31	885	950,871

		3,540,797

Municipal Bonds	Par (000)	Value

Pennsylvania — 3.8%
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	$500	$544,290
Pennsylvania Turnpike Commission, RB, Sub-Series A:
5.63%, 12/01/31	1,250	1,339,912
6.00%, 12/01/41	1,500	1,626,495

		3,510,697

Texas — 14.0%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.00%, 1/01/41	1,670	1,705,872
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	745	806,641
Conroe Texas ISD, GO, School Building, Series A, 5.75%, 2/15/35	890	993,231
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	1,905	2,169,890
Lower Colorado River Authority, Refunding RB:
5.50%, 5/15/19 (a)	90	109,074
5.50%, 5/15/33	1,910	2,052,028
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 9/01/41	1,000	1,079,720
North Texas Tollway Authority, Refunding RB, First Tier, Series K-1 (AGC), 5.75%, 1/01/38	1,000	1,094,050
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	340	367,955
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,505	1,624,060
Waco Educational Finance Corp., Refunding RB, Baylor University, 5.00%, 3/01/43	1,000	1,019,730

		13,022,251

Virginia — 1.7%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	280	293,558

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	OCTOBER 31, 2013	3

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Virginia (concluded)
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/18 (a)	$1,000	$1,266,700

		1,560,258

Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Series C, 5.25%, 4/01/39	1,675	1,719,337

Total Municipal Bonds — 101.1%		94,430,653

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)

California — 21.1%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (c)	1,995	2,136,505
Grossmont Union High School District, GO, Election of 2008, Series B, 5.00%, 8/01/40	2,400	2,474,664
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39 (c)	2,630	2,836,297
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/33	3,898	4,489,469
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	400	415,500
San Diego Public Facilities Financing Authority Water, RB, Series B, 5.50%, 8/01/39	4,214	4,574,401
University of California, RB, Series O, 5.75%, 5/15/34	1,500	1,693,705
University of California, Refunding RB, Limited Project, Series G, 5.00%, 5/15/37	1,000	1,048,939

		19,669,480

District of Columbia — 3.8%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (c)	1,395	1,563,944

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value

District of Columbia (concluded)
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 5.50%, 10/01/39	$1,799	$1,933,954

		3,497,898

Illinois — 3.3%
Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/38	2,800	3,090,052

Nevada — 5.5%
County of Clark Nevada Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	2,500	2,835,300
Series B, 5.50%, 7/01/29	1,994	2,286,558

		5,121,858

New Hampshire — 1.3%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (c)	1,094	1,190,349

New Jersey — 4.1%
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	2,000	2,097,640
Series B, 5.25%, 6/15/36 (c)	1,640	1,724,314

		3,821,954

New York — 13.6%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	1,410	1,567,890
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
Series FF, 5.00%, 6/15/45	1,500	1,554,712
Series FF-2, 5.50%, 6/15/40	1,995	2,135,633
City of New York New York Transitional Finance Authority, BARB, Series S-3, 5.25%, 1/15/39	1,500	1,644,150
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	2,205	2,301,116

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	OCTOBER 31, 2013	4

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value

New York (concluded)
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (c)	$1,300	$1,387,789
New York State Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	2,000	2,118,700

		12,709,990

Texas — 5.6%
City of San Antonio Texas Public Service Board, Refunding RB, Electric and Gas System, Series A, 5.25%, 2/01/31 (c)	2,025	2,238,569
Harris County Cultural Education Facilities Finance Corp., RB, Texas Children's Hospital Project, 5.50%, 10/01/39	2,750	3,020,600

		5,259,169

Virginia — 1.0%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	899	956,147

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 59.3%		55,316,897

Total Long-Term Investments (Cost — $141,184,290) — 160.4%		149,747,550

Short-Term Securities	Shares	Value

FFI Institutional Tax-Exempt Fund, 0.03% (d)(e)	2,619,714	$2,619,714

Total Short-Term Securities (Cost — $2,619,714) — 2.8%		2,619,714

Total Investments (Cost — $143,804,004*) — 163.2%		152,367,264
Other Assets Less Liabilities — 5.7%		5,371,444
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (32.3%)		(30,188,083)
VRDP Shares, at Liquidation Value — (36.6%)		(34,200,000)

Net Assets Applicable to Common Shares — 100.0%		$93,350,625

*	As of October 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$114,156,083

Gross unrealized appreciation		$9,136,702
Gross unrealized depreciation		(1,107,895)

Net unrealized appreciation		$8,028,807

Notes to Schedule of Investments
(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Represent bonds transferred to a TOB. In exchange the Trust acquired residual interest certificates. These bonds serve as collateral in a financing transaction.
(c)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from October 1, 2016 to November 15, 2019 is $7,865,394.
(d)	Investments in issuers considered to be an affiliate of the Trust during the period ended October 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at October 31, 2013	Income

FFI Institutional Tax-Exempt Fund	4,710,703	(2,090,989)	2,619,714	$290

(e)	Represents the current yield as of report date.

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	OCTOBER 31, 2013	5

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
LRB	Lease Revenue Bonds
RB	Revenue Bonds
S/F	Single Family

•	Financial futures contracts as of October 31, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

(57)	10-Year US Treasury Note	Chicago Board of Trade	December 2013	$7,259,484	$(4,515)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments, please refer to the Trust's most recent financial statements as contained in its annual report.

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	OCTOBER 31, 2013	6

Schedule of Investments (concluded)	BlackRock Municipal Income Investment Trust (BBF)

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments [1]	—	$149,747,550	—	$149,747,550
Short-Term Securities	$2,619,714	—	—	2,619,714
Total	$2,619,714	$149,747,550	—	$152,367,264

[1]	See above Schedule of Investments for values in each state or political subdivision.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(4,515)	—	—	$(4,515)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
Certain of the Trust's assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$5,210	—	—	$5,210
Cash pledged for financial futures contracts	101,000	—	—	101,000
Liabilities:
TOB trust certificates	—	$(30,182,374)	—	(30,182,374)
VRDP Shares	—	(34,200,000)	—	(34,200,000)

Total	$106,210	$(64,382,374)	—	$(64,276,164)

There were no transfers between levels during the period ended October 31, 2013.

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	OCTOBER 31, 2013	7

Item 2 –	Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Investment Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Trust

Date: December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Trust

Date: December 23, 2013

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Investment Trust

Date: December 23, 2013